Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)
Commitment with Shanghai East Normal University Education Development Fund for Public Welfare Donation Purpose
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued marketing expenses	¥ 45,000	$ 6,563	¥ 45,000	$ 6,563